Provisions	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Provisions
16.	Provisions
Changes in provisions for the years ended December 31, 2023 and 2024, are as follows:

	2023
(In millions of Korean won)	Litigation		Restoration cost	Others	Total
Beginning balance	￦	36,329	108,962	55,075	200,366
Increase (transfer)		592	26,381	10,656	37,629
Usage		(7,179)	(1,138)	(6,391)	(14,708)
Reversal		(35)	(653)	(2,096)	(2,784)
Changes in consolidation scope		—	—	(177)	(177)
Others		—	(393)	2,290	1,897

Ending balance	￦	29,707	133,159	59,357	222,223

Less: Current	￦	(29,130)	(26,945)	(59,134)	(115,209)
Non-current		577	106,214	223	107,014

	2024
(In millions of Korean won)	Litigation		Restoration cost	Others	Total
Beginning balance	￦	29,707	133,159	59,357	222,223
Increase (transfer)		26	11,628	15,629	27,283
Usage		(4,721)	(1,941)	(6,066)	(12,728)
Reversal		(3,322)	(1,658)	(6,931)	(11,911)
Others		—	573	(1,033)	(460)

Ending balance	￦	21,690	141,761	60,956	224,407

Less: Current	￦	(21,690)	(29,922)	(60,918)	(112,530)
Non-current		—	111,839	38	111,877